Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Premises and Equipment, Schedule of Useful Life [Table Text Block]

Years
Buildings and improvements	10 - 40
Furniture and equipment	3 - 10

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

2017	$150
2018	126
2019	101
2020	77
2021	52
Thereafter	106
$612